CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 34,956	$ 43,008
Short term bank deposits	13,075
Investment in available for sale securities	17,624	$ 6,958
Accounts receivable:
Trade	135	495
Other	598	430
TOTAL CURRENT ASSETS	66,388	50,891
NON-CURRENT ASSETS:
Restricted investment in available for sale securities	796	$ 104
Investment in available for sale securities	29,355
Investment in long term bank deposits	15,030
Property and equipment, net	320	$ 248
Other	36	34
TOTAL NON-CURRENT ASSETS	45,537	386
TOTAL ASSETS	111,925	51,277
CURRENT LIABILITIES:
Current maturities of bank borrowing	32	31
Accounts payable and accruals:
Trade	$ 679	626
Deferred revenues		35
Other	$ 1,663	968
Loan from the BIRD foundation	477	474
TOTAL CURRENT LIABILITIES	2,851	2,134
LONG-TERM LIABILITIES:
Bank borrowing	36	51
Liability for employee severance benefits	359	330
TOTAL LONG-TERM LIABILITIES	$ 395	$ 381
COMMITMENTS
TOTAL LIABILITIES	$ 3,246	$ 2,515
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.16 par value - authorized: 50,000,000 Ordinary Shares as of as of June 30, 2015 and December 31, 2014; issued and outstanding: 30,542,771 and 22,443,934 Ordinary Shares as of June 30, 2015 and December 31, 2014 respectively	1,280	954
Additional paid-in capital	144,780	77,600
Accumulated deficit	(37,445)	(29,713)
Accumulated other comprehensive income (loss)	64	(79)
TOTAL SHAREHOLDERS' EQUITY	108,679	48,762
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 111,925	$ 51,277